LOANS	12 Months Ended
Dec. 31, 2011
LoansAbstract
LOANS

4. LOANS

The following table presents loans outstanding, by type of loan, as of December 31:

		% of Total		% of Total
(In Thousands)	2011	Loans	2010	Loans
Residential Mortgage	$498,482	48.01%	$419,653	45.00%
Commercial Mortgage	330,559	31.84	288,183	30.91
Commercial Loans	123,845	11.93	131,408	14.09
Construction Loans	13,713	1.32	25,367	2.72
Home Equity Lines of Credit	50,291	4.84	45,775	4.91
Consumer Loans, Including Fixed Rate Home Equity Loans	19,439	1.87	20,622	2.21
Other Loans	2,016	0.19	1,489	0.16
Total Loans	$1,038,345	100.00%	$932,497	100.00%

In determining an appropriate amount for the allowance, the Bank segments and evaluates the loan portfolio based on Federal call report codes. The following portfolio classes have been identified as of December 31:

		% of Total		% of Total
(In Thousands)	2011	Loans	2010	Loans
Primary Residential Mortgages	$511,418	49.40%	$430,647	46.30%
Home Equity Lines of Credit	50,394	4.87	45,815	4.92
Junior Lien Loan on Residence	13,053	1.26	15,518	1.67
Multifamily Property	104,056	10.05	41,018	4.41
Owner-Occupied Commercial Real Estate	107,852	10.42	117,685	12.65
Investment Commercial Real Estate	186,998	18.06	215,696	23.19
Commercial and Industrial	29,825	2.88	27,711	2.98
Agricultural Production Loans	18	N/A	—	—
Commercial Construction	19,208	1.85	25,406	2.73
Consumer and Other	12,516	1.21	10,673	1.15
Total Loans	$1,035,338	100.00%	$930,169	100.00%
Net Deferred Fees	3,007		2,328
Total Loans Including Net Deferred Fees	$1,038,345		$932,497

Included in the totals above for December 31, 2011 is $691 thousand of unamortized discount as compared to $1.4 million of unamortized discount for December 31, 2010.

In the ordinary course of business, the Corporation, through the Bank, may extend credit to officers, directors or their associates. These loans are subject to the Corporation’s normal lending policy and Federal Reserve Bank Regulation O.

The following table shows the changes in loans to officers, directors or their associates:

(In Thousands)	2011	2010
Balance, Beginning of Year	$1,183	$3,192
New Loans	793	1,638
Repayments	(648)	(3,438)
Loans With Individuals No Longer Considered Related Parties	—	(209)
Balance, At End of Year	$1,328	$1,183

The following tables present the loan balances by portfolio segment, based on impairment method, and the corresponding balances in the allowance for loan losses as of December 31, 2011 and December 31, 2010:

December 31, 2011
		Ending ALLL		Ending ALLL
	Total	Attributable	Total	Attributable
	Loans	to Loans	Loans	to Loans
	Individually	Individually	Collectively	Collectively
	Evaluated for	Evaluated for	Evaluated for	Evaluated for	Total	Total Ending
(In Thousands)	Impairment	Impairment	Impairment	Impairment	Loans	ALLL
Primary Residential Mortgage	$8,878	$345	$502,540	$2,069	$511,418	$2,414
Home Equity Lines of Credit	489	—	49,905	204	50,394	204
Junior Lien Loan On Residence	680	9	12,373	55	13,053	64
Multifamily Property	550	52	103,506	653	104,056	705
Owner-Occupied Commercial Real Estate	9,054	322	98,798	2,786	107,852	3,108
Investment Commercial Real Estate	5,986	509	181,012	3,672	186,998	4,181
Commercial and Industrial	576	51	29,249	1,240	29,825	1,291
Agricultural Production	—	—	18	1	18	1
Commercial Construction	—	—	19,208	669	19,208	669
Consumer and Other	—	—	12,516	78	12,516	78
Unallocated	—	—	—	508	—	508
Total ALLL	$26,213	$1,288	$1,009,125	$11,935	$1,035,338	$13,223

December 31, 2010
		Ending ALLL		Ending ALLL
	Total	Attributable	Total	Attributable
	Loans	to Loans	Loans	to Loans
	Individually	Individually	Collectively	Collectively
	Evaluated for	Evaluated for	Evaluated for	Evaluated for	Total	Total Ending
(In Thousands)	Impairment	Impairment	Impairment	Impairment	Loans	ALLL
Primary Residential Mortgage	$4,578	$—	$426,069	$1,502	$430,647	$1,502
Home Equity Lines of Credit	85	—	45,730	160	45,815	160
Junior Lien Loan On Residence	537	—	14,981	228	15,518	228
Multifamily Property	691	26	40,327	277	41,018	303
Owner-Occupied Commercial Real Estate	3,051	504	114,634	2,273	117,685	2,777
Investment Commercial Real Estate	11,900	1,141	203,796	3,618	215,696	4,759
Commercial and Industrial	2,330	308	25,381	2,411	27,711	2,719
Commercial Construction	5,225	500	20,181	746	25,406	1,246
Consumer and Other	—	—	10,673	66	10,673	66
Unallocated	—	—	—	522	—	522
Total ALLL	$28,397	$2,479	$901,772	$11,803	$930,169	$14,282

Impaired loans include nonaccrual loans of $18.9 million at December 31, 2011 and $18.1 million at December 31, 2010. Impaired loans also includes performing troubled debt restructured loans of $7.3 million at December 31, 2011 and $5.7 million at December 31, 2010. The allowance allocated to troubled debt restructured loans which are nonaccrual totaled $280 thousand and $268 thousand, as of December 31, 2011 and December 31, 2010, respectively. All accruing troubled debt restructured loans were paying in accordance with restructured terms as of December 31, 2011. The Corporation has not committed to lend additional amounts as of December 31, 2011 to customers with outstanding loans that are classified as loan restructurings.

The following tables present loans individually evaluated for impairment by class of loans as of December 31, 2011 and December 31, 2010:

December 31, 2011
	Unpaid			Average	Interest
	Principal	Recorded	Specific	Impaired	Income
(In Thousands)	Balance	Investment	Reserves	Loans	Recognized
With No Related Allowance Recorded:
Primary Residential Mortgage	7,586	5,844	—	4,721	87
Multifamily Property	312	286	—	243	—
Owner-Occupied Commercial Real Estate	10,630	7,049	—	5,575	158
Investment Commercial Real Estate	397	299	—	322	20
Commercial and Industrial	475	475	—	433	24
Home Equity Lines of Credit	595	489	—	66	18
Junior Lien Loan on Residence	682	555	—	453	9
Total Loans with No Related Allowance	20,677	14,997	—	11,813	316
With Related Allowance Recorded:
Primary Residential Mortgage	3,083	3,034	345	1,496	99
Multifamily Property	264	264	52	71	13
Owner-Occupied Commercial Real Estate	2,020	2,005	322	1,254	66
Investment Commercial Real Estate	5,979	5,687	509	2,865	373
Commercial and Industrial	101	101	51	495	9
Junior Lien Loan on Residence	138	125	9	128	—
Commercial Construction	—	—	—	995	—
Total Loans with Related Allowance	11,585	11,216	1,288	7,304	560
Total Loans Individually Evaluated for Impairment	32,262	26,213	1,288	19,117	876

December 31, 2010
	Unpaid			Average	Interest
	Principal	Recorded	Specific	Impaired	Income
(In Thousands)	Balance	Investment	Reserves	Loans	Recognized
With No Related Allowance Recorded:
Primary Residential Mortgage	5,080	4,578	—	2,953	66
Home Equity Lines of Credit	100	85	—	85	—
Junior Lien Loan on Residence	660	537	—	430	6
Total Loans with No Related Allowance	5,840	5,200	—	3,468	72
With Related Allowance Recorded:
Primary Residential Mortgage	—	—	—	1,016	94
Multifamily Property	713	691	26	110	—
Owner-Occupied Commercial Real Estate	8,238	7,972	504	7,043	275
Investment Commercial Real Estate	6,979	6,979	1,141	450	157
Commercial and Industrial	3,464	2,330	308	1,149	62
Junior Lien Loan on Residence	—	—	—	24	—
Commercial Construction	8,199	5,225	500	8,205	74
Consumer and Other	—	—	—	4
Total Loans with Related Allowance	27,593	23,197	2,479	18,001	662
Total Loans Individually Evaluated for Impairment	33,433	28,397	2,479	21,469	734

There is no cash received into income on nonaccruing impaired loans for the year ended December 31, 2011.

The following tables present the recorded investment in nonaccrual and loans past due over 90 days still on accrual by class of loans as of December 31, 2011 and December 31, 2010:

December 31, 2011
		Loans Past Due
		Over 90 Days
		And Still
		Accruing
(In Thousands)	Nonaccrual	Interest
Primary Residential Mortgage	$7,468	$—
Home Equity Lines of Credit	489	—
Junior Lien Loan on Residence	680	—
Multifamily Property	550	—
Owner-Occupied Commercial Real Estate	8,641	—
Investment Commercial Real Estate	1,037	—
Commercial and Industrial	—	345
Consumer and Other	—	—
Total	$18,865	$345

December 31, 2010
		Loans Past Due
		Over 90 Days
		And Still
		Accruing
(In Thousands)	Nonaccrual	Interest
Primary Residential Mortgage	$4,578	$—
Home Equity Lines of Credit	85	—
Junior Lien Loan on Residence	537	—
Multifamily Property	378	361
Owner-Occupied Commercial Real Estate	1,594	305
Investment Commercial Real Estate	3,966	—
Commercial and Industrial	1,751	—
Commercial Construction	5,225	—
Total	$18,114	$666

Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

The following tables present the aging of the recorded investment in past due loans as of December 31, 2011 and December 31, 2010 by class of loans, excluding nonaccrual loans:

December 31, 2011
	30-59	60-89	Greater Than
	Days	Days	90 Days	Total
(In Thousands)	Past Due	Past Due	Past Due	Past Due
Primary Residential Mortgage	$4,857	$898	$—	$5,755
Home Equity Lines of Credit	565	19	—	584
Junior Lien Loan on Residence	399	—	—	399
Multifamily Property	395	—	—	395
Owner-Occupied Commercial Real Estate	3,381	—	—	3,381
Investment Commercial Real Estate	242	—	—	242
Commercial and Industrial	368	—	345	713
Commercial Construction	500	—	—	500
Consumer and Other	8	—	—	8
Total	$10,715	$917	$345	$11,977

December 31, 2010
	30-59	60-89	Greater Than
	Days	Days	90 Days	Total
(In Thousands)	Past Due	Past Due	Past Due	Past Due
Primary Residential Mortgage	$3,490	$162	$—	$3,652
Junior Lien Loan on Residence	—	—	—	—
Multifamily Property	—	—	361	361
Owner-Occupied Commercial Real Estate	820	—	305	1,125
Investment Commercial Real Estate	728	—	—	728
Commercial and Industrial	274	—	—	274
Consumer and Other	1	—	—	1
Total	$5,313	$162	$666	$6,141

Credit Quality Indicators:

The Corporation categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Corporation analyzes loans individually by classifying the loans as to credit risk. The risk rating analysis of loans is performed (i) when the loan is initially underwritten, (ii) annually for loans in excess of $500,000, (iii) on a random quarterly basis from either internal reviews with the Senior Credit Officer or externally through an independent loan review firm, or (iv) whenever Management otherwise identifies a potentially negative trend or issue relating to a borrower. The Corporation uses the following definitions for risk ratings:

Special Mention: Loans subject to special mention have a potential weakness that deserves Management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loans or of the institution’s credit position at some future date.

Substandard: Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful: Loans classified as doubtful have all the weakness inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

The Corporation considers the performance of the loan portfolio and its impact on the allowance for loan losses. For residential and consumer loans, the Corporation evaluated credit quality primarily based on the aging status of the loan, which was previously presented.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. As of December 31, 2011, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

		Special
(In Thousands)	Pass	Mention	Substandard	Doubtful
Primary Residential Mortgage	$496,815	$5,437	$9,166	$—
Home Equity Lines of Credit	49,905	—	489	—
Junior Lien Loan on Residence	12,244	129	680	—
Multifamily Property	102,948	163	945	—
Owner-Occupied Commercial Real Estate	81,797	9,524	16,531	—
Investment Commercial Real Estate	157,579	9,599	19,820	—
Agricultural Production Loans	18	—	—	—
Commercial and Industrial	28,020	835	970	—
Commercial Construction	18,474	234	500	—
Consumer and Other Loans	12,021	495	—	—
Total	$959,821	$26,416	$49,101	$—

As of December 31, 2010, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

		Special
(In Thousands)	Pass	Mention	Substandard	Doubtful
Primary Residential Mortgage	$420,574	$5,495	$4,578	$—
Home Equity Lines of Credit	45,730	—	85	—
Junior Lien Loan on Residence	14,877	104	537	—
Multifamily Property	39,710	166	1,142	—
Owner-Occupied Commercial Real Estate	89,136	14,722	13,827	—
Investment Commercial Real Estate	187,305	14,468	13,923	—
Commercial and Industrial	23,217	1,864	2,630	—
Commercial Construction	20,181	—	5,225	—
Consumer and Other Loans	10,673	—	—	—
Total	$851,403	$36,819	$41,947	$—

At December 31, 2011, $26.2 million of the $49.1 million of the substandard loans were also considered impaired as compared to December 31, 2010, when $28.4 million of the $41.9 million of the substandard loans were also considered impaired.

The Corporation considers the performance of the loan portfolio and its impact on the allowance for loan losses. For residential and consumer loans, the Corporation also evaluated credit quality based on the aging status of the loan, which was previously presented.

The activity in the allowance for loan losses for the year ended December 31, 2011 is summarized below:

	January 1,				December 31,
	2011				2011
	Beginning				Ending
(In Thousands)	ALLL	Charge-Offs	Recoveries	Provision	ALLL
Primary Residential Mortgage	$1,502	$(763)	$—	$1,675	$2,414
Home Equity Lines of Credit	160	(89)	—	133	204
Junior Lien Loan On Residence	228	(13)	14	(165)	64
Multifamily Property	303	(75)	8	469	705
Owner-Occupied Commercial Real Estate	2,777	(3,405)	40	3,696	3,108
Investment Commercial Real Estate	4,759	(3,287)	48	2,661	4,181
Agricultural Production	—	—	—	1	1
Commercial and Industrial	2,719	(272)	108	(1,264)	1,291
Commercial Construction	1,246	(607)	11	19	669
Consumer and Other	66	(28)	1	39	78
Unallocated	522	—	—	(14)	508
Total ALLL	$14,282	$(8,539)	$230	$7,250	$13,223

A summary of changes in the allowance for loan losses for the years indicated follows:

(In Thousands)	2010	2009
Balance, Beginning of Year	$13,192	$9,688
Provision Charged to Expense	10,000	9,700
Loans Charged-Off	(9,166)	(6,277)
Recoveries	256	81
Balance, End of Year	$14,282	$13,192

Troubled Debt Restructurings:

The Corporation has allocated $707 thousand and $324 thousand of specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of December 31, 2011 and December 31, 2010, respectively. There were no unfunded commitments to lend additional amounts to customers with outstanding loans that are classified as troubled debt restructurings.

During the period ended December 31, 2011, the terms of certain loans were modified as troubled debt restructurings. The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower that the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan.

The following table presents loans by class modified as troubled debt restructurings that occurred during the year ended December 31, 2011:

		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
Troubled Debt Restructurings	Contracts	Investment	Investment
Primary Residential Mortgage	3	$1,410	$1,410
Owner-Occupied Commercial Real Estate	1	412	412
Investment Commercial Real Estate	1	4,949	4,949
Total	5	$6,771	$6,771

The residential mortgages were modified by extending the maturities longer than six months. Both of the commercial real estate loans were modified to an interest only basis pending the sale of the underlying collateral. The Bank did not forgive any principal or interest on any of these loans and expects to collect the full amount that is contractually owed.

The following table presents loans by class modified as troubled debt restructurings on accrual as of December 31, 2011:

		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded	Specific
Troubled Debt Restructurings on Accrual	Contracts	Investment	Investment	Reserves
Primary Residential Mortgage	3	$1,410	$1,410	$201
Owner-Occupied Commercial Real Estate	1	412	412	—
Investment Commercial Real Estate	1	4,950	4,950	455
Commercial and Industrial	3	509	509	51
Total	8	$7,281	$7,281	$707

There are five loans totaling $3.8 million that have been categorized as troubled debt restructurings that are also included in loans that are on nonaccrual. Three of these loans consist of owner-occupied commercial real estate and total $3.3 million. One is a residential first mortgage totaling $198 thousand and one is a commercial mortgage totaling $299 thousand on a mixed use investment property.

The following table presents loans by class modified as troubled debt restructurings during the year ended December 31, 2011 for which there was a payment default during the same period:

Troubled Debt Restructurings That	Number of	Recorded
Subsequently Defaulted	Contracts	Investment
Owner-Occupied Commercial Real Estate	1	$412

Total	1	$412

The terms of certain other loans were modified during the period ending December 31, 2011 that did not meet the definition of a troubled debt restructuring. These are loans that are still on the books and have a total recorded investment as December 31, 2011 of $2.7 million. The modification of these loans involved either a modification of the terms of a loan to borrowers who were not experiencing financial difficulties or a delay in a payment that was considered to be insignificant.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Corporation’s internal underwriting policy.